UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                             Form 13F

                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    120 Office Park Way
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:


Jeffrey D. Bradley         Pittsford, New York                2/9/2009
------------------      -----------------------         ---------------------
  (Signature)                (City, State)                    (Date)


Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       66
Form 13F Information Table Value Total:      $303,849
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                    TITLE OF CLASS   CUSIP          VALUE     SHRS OR  SH/  PUT  INVESTMENT OTHER     VOTING AUTHORITY
                                                                  x$1,000   PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED  NONE
APPLE INC                         COM                037833 10 0  $   213           2,500      OTHER             2,500           -
VANGUARD BD INDEX FD INC          TOTAL BND MRKT     921937 83 5  $ 2,404          30,445      SOLE            30,445            -
CELL GENESYS INC                  COM                150921 10 4  $     3          14,000      OTHER            14,000           -
CHARTER COMMUNICATIONS INC D      CL A               16117M 10 7  $     1          13,800      OTHER            13,800           -
COLGATE PALMOLIVE CO              COM                194162 10 3  $   275           4,009      OTHER             4,009           -
CISCO SYS INC                     COM                17275R 10 2  $   214          13,125      OTHER            13,125           -
ISHARES TR                        LEHMAN 1-3YR CR    464288 64 6  $   542           5,375      SOLE              4,075       1,300
CVS CAREMARK CORPORATION          COM                126650 10 0  $   327          11,387      OTHER            11,387           -
DIAMONDS TR                       UNIT SER 1         252787 10 6  $ 5,710          65,240      SOLE             65,240           -
DYNEGY INC DEL                    CL A               26817G 10 2  $    91          45,536      OTHER            45,536           -
VANGUARD WORLD FD                 EXTENDED DUR       921910 70 9  $ 1,182           8,100      SOLE              8,100           -
ISHARES TR                        MSCI EMERG MKT     464287 23 4  $   370          14,824      SOLE             14,824           -
ISHARES TR                        MSCI EAFE IDX      464287 46 5  $19,746         440,180      SOLE            428,205      11,975
EMC CORP MASS                     COM                268648 10 2  $   116          11,100      OTHER            11,100           -
EXELON CORP                       COM                30161N 10 1  $   346           6,222      OTHER             6,222           -
FIRST NIAGARA FINL GP INC         COM                33582V 10 8  $10,220         632,007      OTHER            44,544     587,463
GENERAL ELECTRIC CO               COM                369604 10 3  $   349          21,530      OTHER            21,530           -
ISHARES S&P GSCI COMMODITY I      UNIT BEN INT       46428R 10 7  $   621          21,700      SOLE             21,700           -
ISHARES TR                        LEHMAN INTER GV    464288 61 2  $   801           7,500      SOLE              7,500           -
SPDR INDEX SHS FDS                S&P INTL SMLCP     78463X 87 1  $   629          33,795      SOLE             32,395       1,400
HOME PROPERTIES INC               COM                437306 10 3  $   325           7,996      OTHER             7,996           -
INTERNATIONAL BUSINESS MACHS      COM                459200 10 1  $   649           7,707      OTHER             7,707           -
ISHARES TR                        S&P MIDCAP 400     464287 50 7  $34,439         645,764      SOLE            623,314      22,450
ISHARES TR                        S&P MIDCP VALU     464287 70 5  $ 7,378         146,745      SOLE            144,695       2,050
ISHARES TR                        S&P MC 400 GRW     464287 60 6  $ 7,486         134,996      SOLE            133,346       1,650
ISHARES TR                        S&P SMLCAP 600     464287 80 4  $24,874         565,707      SOLE            553,407      12,300
ISHARES TR                        S&P SMLCP VALU     464287 87 9  $ 5,120         105,302      SOLE            103,477       1,825
ISHARES TR                        S&P SMLCP GROW     464287 88 7  $ 6,500         145,872      SOLE            143,822       2,050
ISHARES TR                        S&P 500 VALUE      464287 40 8  $ 7,072         156,520      SOLE            153,120       3,400
ISHARES TR                        S&P 500 INDEX      464287 20 0  $12,455         137,911      SOLE            135,761       2,150
ISHARES TR                        S&P500 GRW         464287 30 9  $ 4,855         108,061      SOLE            106,211       1,850
ISHARES TR                        RUSSELL 1000       464287 62 2  $15,521         317,600      SOLE            307,500      10,100
ISHARES TR                        RSSL MCRCP IDX     464288 86 9  $   667          20,945      SOLE             20,945           -
ISHARES TR                        RUSSELL1000GRW     464287 61 4  $ 1,063          28,680      SOLE             28,680           -
ISHARES TR                        RUSSELL 2000       464287 65 5  $   906          18,400      SOLE             18,400           -
ISHARES TR                        RUSSELL MIDCAP     464287 49 9  $ 1,308          21,900      SOLE             21,900           -
JOHNSON & JOHNSON                 COM                478160 10 4  $   454           7,580      OTHER             7,580           -
JPMORGAN & CHASE &CO              COM                46625H 10 0  $   676          21,446      OTHER            21,446           -
SPDR SERIES TRUST                 SPDR KBW BK ETF    78464A 79 7  $ 5,778         262,501      SOLE            255,676       6,825
KIMBERLY CLARK CORP               COM                494368 10 3  $   248           4,701      OTHER             4,701           -
ISHARES TR                        IBOXX INV CPBD     464287 24 2  $   760           7,475      SOLE              7,475           -
MIDCAP SPDR TR                    UNIT SER 1         595635 10 3  $   552           5,685      SOLE              5,685           -
MICROSOFT CORP                    COM                594918 10 4  $   299          15,374      OTHER            15,374           -
PAETEC HOLDINGS CORP              COM                695459 10 7  $   40           27,722      OTHER            27,722           -
PAYCHEX INC                       COM                704326 10 7  $ 2,864         108,964      OTHER           108,964           -
PEPSICO INC                       COM                713448 10 8  $   397           7,246      OTHER             7,246           -
PROCTER & GAMBLE CO               COM                742718 10 9  $   301           4,876      OTHER             4,876           -
RYDEX ETF TRUST                   S&P500 PUR VAL     78355W 30 4  $   490          30,910      SOLE             29,810       1,100
SPDR SERIES TRUST                 DJ WLSH REIT ETF   78464A 60 7  $18,718         461,843      SOLE            457,093       4,750
SPDR INDEX SHS FDS                DJWS INTL REAL     78463X 86 3  $ 4,460         164,686      SOLE            163,186       1,500
SAFEGUARD SCIENTIFICS INC         COM                786449 10 8  $    10          15,000      OTHER            15,000           -
ISHARES TR                        BARCLYS 1-3 YR TRS 464287 45 7  $   902          10,650      SOLE             10,650           -
SCHLUMBERGER LTD                  COM                806857 10 8  $   246           5,821      OTHER             5,821           -
SPDR TR                           UNIT SER 1         78462F 10 3  $56,441         625,456      SOLE            608,256      17,200
ISHARES TR                        BARCLYS TIPS BD    464287 17 6  $ 5,445          54,865      SOLE             54,865           -
ISHARES TR                        BARCLYS 20+ YRS    464287 43 2  $   397           3,325      SOLE              3,325           -
VANGUARD INDEX FDS                SMALL CP ETF       922908 75 1  $ 2,173          51,170      SOLE             45,170       6,000
VANGUARD INTL EQUITY INDEX F      ALLWRLD EX US      922042 77 5  $ 2,851          88,225      SOLE             85,175       3,050
VANGUARD INDEX FDS                REIT ETF           922908 55 3  $ 4,616         126,638      SOLE            124,538       2,100
VANGUARD INDEX FDS                MID CAP ETF        922908 62 9  $ 4,062          93,995      SOLE             88,745       5,250
VANGUARD INDEX FDS                STK MRK ETF        922908 76 9  $   291           6,500      SOLE              6,500           -
VANGUARD INDEX FDS                VALUE ETF          922908 74 4  $   249           6,050      SOLE              6,050           -
VANGUARD INDEX FDS                LARGE CAP ETF      922908 63 7  $13,438         329,770      SOLE            325,070       4,700
VANGUARD INTL EQUITY INDEX F      EMR MKT ETF        922042 85 8  $   944          40,070      SOLE             39,170         900
WILLIAMS COS INC DEL              COM                969457 10 0  $   172          11,900      OTHER            11,900           -
EXXON MOBIL CORP                  COM                30231G 10 2  $   798           9,999      OTHER             9,999           -